AQR MS Fusion Fund Investment Strategy - AQR MS Fusion Fund	Jun. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets (the “Strategic Equity Portfolio”) and 2) potential gains from a multi-strategy approach that seeks to provide uncorrelated returns to traditional asset classes (the “Multi-Strategy Portfolio”).Strategic Equity PortfolioWithin the Strategic Equity Portfolio, the Adviser, on average, intends to target a portfolio beta of approximately 1.0 to the U.S. equity markets over a normal business cycle. “Beta” refers to an investment’s sensitivity to a securities market. Achieving a portfolio beta of approximately 1.0 would result, over a normal business cycle, in returns that are highly correlated to the returns of equity markets in which the portfolio invests. The Adviser intends to implement this exposure through investments in futures contracts, futures-related instruments, and equity index swaps.Multi-Strategy PortfolioThe Multi-Strategy Portfolio seeks to capture a diversified set of strategies to provide an overall investment strategy that has uncorrelated returns to traditional asset classes. The categories of strategies employed by the Fund include: a market neutral global macro strategy (“Market Neutral Macro Strategy”), a directional global macro strategy (“Directional Macro Strategy”), and an equity market neutral global stock selection strategy (“Market Neutral Stock Selection Strategy”) (each, a “Strategy”). •Market Neutral Macro Strategy. With respect to the Market Neutral Macro Strategy, the Fund invests, using long and short positions, globally across a wide range of asset classes, including equities, fixed income, and currencies. The Market Neutral Macro Strategy seeks to profit from dispersion of comparable markets within each asset class, taking long positions in markets within each asset class that the Adviser expects to outperform and short positions in markets within each asset class that the Adviser expects to underperform. These long-short positions are designed to target zero correlation to global price movements within their respective asset class. The Adviser assesses the relative attractiveness of each market through a bottom-up process that primarily considers fundamental trends alongside several other indicators, including value, carry, momentum, and defensive indicators. The Adviser also assesses attractiveness through proprietary signals beyond these broad themes. •Directional Macro Strategy. With respect to the Directional Macro Strategy, the Fund seeks to benefit from price and fundamental trends (i.e., momentum) across a wide range of asset classes, including equities, fixed income, and currencies. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend, utilizing both price and fundamental data, and its likelihood of continuing, as well as the Adviser’s estimate of the Instrument’s risk. The Directional Macro Strategy can hold aggregate long or short exposure to an asset group (including traditional asset classes) at a given point of time but is designed to have a low correlation to traditional asset classes such as equities and fixed income over a full market cycle. •Market Neutral Stock Selection Strategy. With respect to the Market Neutral Stock Selection Strategy, the Adviser seeks to construct a highly diversified portfolio of long and short equity positions that is designed to be market neutral. The Fund may invest in or have exposure to companies of any size and will generally invest in Instruments of companies located in global developed markets, including the United States. In managing the Fund, the Adviser takes long positions in Instruments that, based on proprietary quantitative models, the Adviser forecasts to be undervalued and likely to increase in price, and takes short positions in those Instruments that the Adviser forecasts to be overvalued and likely to decrease in price. The Adviser employs a model which aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness, utilizing a wide variety of traditional and non-traditional, public and proprietary data sources. The Adviser deploys insights from academic research as well as proprietary signals. Portfolio ConstructionWith respect to the Fund’s Strategic Equity Portfolio, the Adviser targets 100% notional exposure in equity markets, though exposure may vary at any given point in time.With respect to the Multi-Strategy Portfolio, the Adviser, on average, will target an annualized volatility level of 3% to 7% through a combination of the Strategies. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. With respect to the Fund’s Strategic Equity Portfolio, the Fund’s volatility from this exposure will be a function and outcome of prevailing market conditions. Hence, total actual or realized volatility experienced by the Fund can and will differ materially from the target volatility described above over longer or shorter periods depending on market conditions. Higher volatility generally indicates higher risk. There are no geographic limits on the market exposure of the Fund’s assets with respect to the Multi-Strategy Portfolio. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets (i.e., non-developed markets).The Adviser’s assessment of the desired position in an Instrument reflects the Adviser’s combined assessment of the desired position across each of the Strategies. The Adviser assigns target levels of volatility to each Strategy within the Multi-Strategy Portfolio. Within the Market Neutral Macro and Directional Macro Strategies, the Adviser also assigns target levels of volatility to each asset class. The Multi-Strategy Portfolio is designed to realize approximately these target volatility levels over the long term with short-term variations based on attractiveness. A Strategy or asset class may target more risk when signals more strongly support an investment or when many signals agree on an investment decision. A Strategy or asset class may target less risk when signals exhibit less conviction in an investment or when signals disagree on an investment decision. The Adviser’s assessment of its desired Multi-Strategy Portfolio positions are a function of Strategy and asset class target volatility, signal-based assessment of market attractiveness, and the Adviser’s assessment of market risk. All else equal, when the Adviser’s assessment of market volatility increases, desired position sizes decrease and vice-versa.The Fund’s positions integrate the notional exposure target of the Fund’s Strategic Equity Portfolio with the volatility target of the Multi-Strategy Portfolio. The Adviser generally expects that the performance contribution from the Fund’s Strategic Equity Portfolio will have a high correlation to the performance of the general equity market with a target portfolio beta of approximately 1.0. The Adviser generally expects that the performance contribution from the Multi-Strategy Portfolio will have a low correlation to the performance of the general equity, fixed income, and currency markets over any given market cycle; however, performance may correlate to the performance of any one or more of those markets over short-term periods.The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.InstrumentsIn seeking to achieve its investment objective, the Fund will enter into both long and short positions using derivative instruments. The Adviser generally expects that the Fund will have exposure in long and short positions across currencies, fixed income and equities, but at any one time the Fund may emphasize a subset of the asset classes or a limited number of exposures within an asset class.The Fund invests primarily in a portfolio of futures contracts, futures-related instruments, forwards, swaps, equity securities and U.S. and non-U.S. government bonds, including, but not limited to, currencies, currency futures and forwards, equity index futures, equity index swaps, equity index futures swaps, volatility futures, bond futures and swaps, interest rate futures and swaps, credit default index swaps, equity instruments including common stock, preferred stock, depositary receipts and shares or interests in real estate investment trusts ("REITs") or REIT-like entities, and equity related and/or derivative instruments that provide exposure to the performance of equity instruments such as equity swaps, exchange-traded funds, and similar pooled investment vehicles (collectively, the “Instruments”). The Fund may invest in or have exposure to U.S. or non-U.S. issuers, including in developed and emerging markets.Futures and forward contracts are contractual agreements to buy or sell a particular currency or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. The owner of a long position in an instrument will benefit from an increase in the price of the instrument, or, in the case of a derivative instrument, from an increase in the price of the underlying instrument. The owner of a short position in an instrument will benefit from a decrease in the price of the instrument, or, in the case of a derivative instrument, from a decrease in the price of the underlying instrument. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on. The Fund may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. Leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other derivative instruments. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.